Employee Benefit Plans - Annual Retirement Plan Expense Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.38%		4.26%
Long-term rate of return on plan assets	5.50%	5.10%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.71%
Long-term rate of return on plan assets			4.20%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.58%
Long-term rate of return on plan assets			4.30%